Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 82,306	$ 76,538	$ 31,763	$ 37,923
Accounts receivable, net of allowance for doubtful accounts	233,791	214,247
Deferred income tax assets	18,893	6,317
Prepaid expenses and other current assets	29,246	27,019
Total current assets	364,236	324,121
Property and equipment, net	244,153	269,470
Goodwill	1,702,569	1,502,434	1,488,134
Intangible assets, net	1,539,394	1,632,688
Other assets, net	20,312	19,169
Total assets	3,870,664	3,747,882
Current liabilities:
Accounts payable	16,399	8,367
Accrued expenses	175,206	131,149
Deferred revenues	10,518	10,881
Current portion of long-term debt	27,308	31,330
Total current liabilities	229,431	181,727
Long-term debt, excluding current portion	2,146,597	1,999,026
Deferred income tax liabilities	413,227	436,263
Tax receivable agreement obligations to related parties	163,983	150,496
Other long-term liabilities	$ 15,361	$ 11,824
Commitments and contingencies
Equity	$ 902,065	$ 968,546
Total liabilities and equity	3,870,664	3,747,882
Consolidating Adjustments [Member]
Current assets:
Due from affiliates	(180,610)	(69,142)
Investment in consolidated subsidiaries	(1,740,062)	(1,764,213)
Other assets, net	(149,647)	(60,316)
Total assets	(2,070,319)	(1,893,671)
Current liabilities:
Due to affiliates	(180,610)	(69,142)
Deferred income tax liabilities	(149,647)	(60,316)
Equity	(1,740,062)	(1,764,213)
Total liabilities and equity	(2,070,319)	(1,893,671)
Emdeon Inc. [Member]
Current assets:
Cash and cash equivalents	796	2,794	754	572
Prepaid expenses and other current assets	2,267	3,441
Total current assets	3,063	6,235
Property and equipment, net	7	10
Investment in consolidated subsidiaries	1,740,062	1,764,213
Intangible assets, net	133,500	142,500
Other assets, net	152,689	64,536
Total assets	2,029,321	1,977,494
Current liabilities:
Accrued expenses	4,935	8,205
Current portion of long-term debt	6,709	5,775
Total current liabilities	11,644	13,980
Due to affiliates	180,610	69,142
Long-term debt, excluding current portion	771,019	775,330
Tax receivable agreement obligations to related parties	163,983	150,496
Equity	902,065	968,546
Total liabilities and equity	2,029,321	1,977,494
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	81,510	73,744	$ 31,009	$ 37,351
Accounts receivable, net of allowance for doubtful accounts	233,791	214,247
Deferred income tax assets	18,893	6,317
Prepaid expenses and other current assets	26,979	23,578
Total current assets	361,173	317,886
Property and equipment, net	244,146	269,460
Due from affiliates	180,610	69,142
Goodwill	1,702,569	1,502,434
Intangible assets, net	1,405,894	1,490,188
Other assets, net	17,270	14,949
Total assets	3,911,662	3,664,059
Current liabilities:
Accounts payable	16,399	8,367
Accrued expenses	170,271	122,944
Deferred revenues	10,518	10,881
Current portion of long-term debt	20,599	25,555
Total current liabilities	217,787	167,747
Long-term debt, excluding current portion	1,375,578	1,223,696
Deferred income tax liabilities	562,874	496,579
Other long-term liabilities	15,361	11,824
Equity	1,740,062	1,764,213
Total liabilities and equity	$ 3,911,662	$ 3,664,059